Summary of Significant Accounting Policies - Insurance brokerage service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue subject to clawback provision	¥ 610	¥ 250	¥ 170
Revenues related to estimated variable renewal commissions with respect to long-term insurance products	¥ 33,491	¥ 0	¥ 0
Minimum
Hesitation or clawback period after initial placement of an insurance policy (in days)	10 days
Commission payment term	6 days
Maximum
Hesitation or clawback period after initial placement of an insurance policy (in days)	15 days
Commission payment term	26 days